BALANCE SHEETS - USD ($)	Mar. 31, 2016	Mar. 31, 2015
ASSETS
Cash and cash equivalents	$ 1,783,433	$ 2,523,234
Other assets	0	357,489
Assets	1,783,433	2,880,723
LIABILITIES
Accounts payable and accrued expenses	60,728	28,234
Accounts payable - affiliates	15,273,764	16,781,463
Capital contributions payable	76,455	76,455
Liabilities	15,410,947	16,886,152
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(11,735,510)	(12,054,726)
General partner	(1,892,004)	(1,950,703)
Partners' capital (deficit)	(13,627,514)	(14,005,429)
Liabilities and Stockholders' Equity	1,783,433	2,880,723
Series Fifteen [Member]
ASSETS
Cash and cash equivalents	116,858	414,859
Other assets	0	0
Assets	116,858	414,859
LIABILITIES
Accounts payable and accrued expenses	12,744	6,246
Accounts payable - affiliates	3,004,401	3,695,825
Capital contributions payable	0	0
Liabilities	3,017,145	3,702,071
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(2,549,095)	(2,932,151)
General partner	(351,192)	(355,061)
Partners' capital (deficit)	(2,900,287)	(3,287,212)
Liabilities and Stockholders' Equity	116,858	414,859
Series Sixteen [Member]
ASSETS
Cash and cash equivalents	381,450	221,108
Other assets	0	0
Assets	381,450	221,108
LIABILITIES
Accounts payable and accrued expenses	10,987	4,488
Accounts payable - affiliates	8,130,679	8,036,400
Capital contributions payable	50,008	50,008
Liabilities	8,191,674	8,090,896
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(7,265,514)	(7,324,482)
General partner	(544,710)	(545,306)
Partners' capital (deficit)	(7,810,224)	(7,869,788)
Liabilities and Stockholders' Equity	381,450	221,108
Series Seventeen [Member]
ASSETS
Cash and cash equivalents	640,398	197,779
Other assets	0	2,200
Assets	640,398	199,979
LIABILITIES
Accounts payable and accrued expenses	16,499	10,000
Accounts payable - affiliates	0	685,587
Capital contributions payable	7,893	7,893
Liabilities	24,392	703,480
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	982,053	(81,517)
General partner	(366,047)	(421,984)
Partners' capital (deficit)	616,006	(503,501)
Liabilities and Stockholders' Equity	640,398	199,979
Series Eighteen [Member]
ASSETS
Cash and cash equivalents	353,832	306,518
Other assets	0	355,289
Assets	353,832	661,807
LIABILITIES
Accounts payable and accrued expenses	6,499	0
Accounts payable - affiliates	4,138,684	4,363,651
Capital contributions payable	18,554	18,554
Liabilities	4,163,737	4,382,205
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(3,461,578)	(3,372,966)
General partner	(348,327)	(347,432)
Partners' capital (deficit)	(3,809,905)	(3,720,398)
Liabilities and Stockholders' Equity	353,832	661,807
Series Nineteen [Member]
ASSETS
Cash and cash equivalents	290,895	1,382,970
Other assets	0	0
Assets	290,895	1,382,970
LIABILITIES
Accounts payable and accrued expenses	13,999	7,500
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	13,999	7,500
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	558,624	1,656,390
General partner	(281,728)	(280,920)
Partners' capital (deficit)	276,896	1,375,470
Liabilities and Stockholders' Equity	$ 290,895	$ 1,382,970